Segment reporting and information on geographical areas - Summary of Revenue and Non-Current Assets Breakage Based on Geographical Areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 2,355	€ 679	€ 114
Intangible assets	19,969	17,884
Property, plant and equipment	16,768	10,075
Right-of-use assets	8,827	7,942	6,810
Non-current assets	45,975	36,260
Total	45,504	35,901	19,430
USA
Disclosure of geographical areas [line items]
Revenue	2,355	467	0
Property, plant and equipment	2,278	226	0
Right-of-use assets	2,774	1,056	0
Non-current assets	5,112	1,282	0
Canada
Disclosure of geographical areas [line items]
Revenue	0	122	0
Belgium
Disclosure of geographical areas [line items]
Revenue	0	90	0
Great Britain
Disclosure of geographical areas [line items]
Revenue	0	0	114
Germany
Disclosure of geographical areas [line items]
Intangible assets	19,969	17,884	8,780
Property, plant and equipment	14,490	9,849	3,840
Right-of-use assets	6,053	6,886	6,810
Non-current assets	€ 40,512	€ 34,619	€ 19,430